Restated Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Restatement of basic net income (loss) per share

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480

Net income (loss) per share – basic	$0.05	$0.10

Our restated basic income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended		Six months ended
Net income		$2,763		$5,740

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	60,490	$1,381	60,480	$2,868
Participating common stock warrants	59,150	$1,350	59,150	$2,805
Participating series B preferred stock	526	$12	526	$25
Participating series B preferred warrants	896	$20	896	$42
	121,062	$2,763	121,052	$5,740
Numerator:
Weighted-average net income (loss)		$1,381		$2,868
Denominator:
Weighted-average number of basic shares	60,490		60,480
Basic net income (loss) per share		$0.02		$0.05

Our restated basic income (loss) per share calculation is as follows:

		Fiscal year ended September 30,
		2012		2011
Net income (loss)		$1,698		$299

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	61,593	$856	59,474	$149
Participating common stock warrants	59,150	$822	51,150	$148
Participating series B preferred stock	526	$7	526	$1
Participating series B preferred warrants	896	$12	896	$2
	122,165	$1,698	112,046	$299

Numerator:
Weighted-average net income (loss)		$856		$149
Denominator:
Weighted-average number of basic shares	61,593		59,474
Basic net income (loss) per share		$0.01		$0.00

Restatement of diluted net income (loss) per share
	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income (loss)	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480
Dilutive securities – equity awards	11,204	36,864
Weighted-average number of shares – diluted	71,694	97,344

Net income (loss) per share – diluted	$0.04	$0.08

Our restated diluted income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended			Six months ended
Net income (loss)		$2,763			$5,740
Less gain (loss) on warrant liability:
Participating common warrants		3,046			6,867
Undistributed net income (loss)		$(283)			$(1,127)

		Incremental			Incremental
Common stock and common stock		Dilutive	Diluted		Dilutive	Diluted
equivalents in order of dilutive effect	Outstanding	shares *	shares	Outstanding	shares *	shares
Common stock	60,490		60,490	60,480		60,480
Participating common warrants	59,150	10,494	10,494	59,150	14,743	14,743
Participating preferred warrants	896	870	**	896	872	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,228	184	**	9,228	349	**
Non-participating common stock warrants	3,228	163	**	3,228	235	**
			70,984			75,223
Numerator:
Weighted-average net income (loss)		$(283)			$(1,127)
Denominator:
Weighted-average number of basic shares		70,984			75,223
Diluted net income (loss) per share		$0.00			$(0.01)

Our restated diluted income (loss) per share calculation is as follows:

	Fiscal year ended September 30, 2012			Fiscal year ended September 30, 2011
Net income (loss)		$1,698			$299
Less gain (loss) on warrant liability:
Participating common warrants		3,859			3,553
Undistributed net income (loss)		$(2,161)			$(3,254)

		Incremental			Incremental
Common stock and common stock		Dilutive	Diluted		Dilutive	Diluted
equivalents in order of dilutive effect	Outstanding	shares *	shares	Outstanding	shares *	shares
Common stock	61,593		61,593	59,474		59,474
Participating common warrants	59,150	9,448	9,448	59,150	26,388	26,388
Participating preferred warrants	896	869	**	896	879	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,474	240	**	8,943	1,497	**
Non-participating common stock warrants	2,983	75	**	1,890	476	**
			71,041			85,862

Numerator:
Weighted-average net income (loss)	$(2,161)	$(3,254)
Denominator:
Weighted-average number of basic shares	71,041	85,862
Diluted net income (loss) per share	$(0.03)	$(0.04)

* Treasury method applied

** Excluded as the effect is anti-dilutive